Quarterly Holdings Report
for
Fidelity® High Income Fund
January 31, 2023
SPH-NPRT3-0423
1.813069.118
Corporate Bonds - 86.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 2.3%
Broadcasting - 1.3%
DISH Network Corp.:
2.375% 3/15/24	20,230	18,743
3.375% 8/15/26	33,458	21,891
		40,634
Energy - 1.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,681	10,769
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,898	18,562
		29,331
TOTAL CONVERTIBLE BONDS		69,965
Nonconvertible Bonds - 84.2%
Aerospace - 3.0%
ATI, Inc.:
4.875% 10/1/29	2,320	2,123
5.875% 12/1/27	7,585	7,318
Bombardier, Inc. 7.875% 4/15/27 (d)	9,547	9,510
BWX Technologies, Inc. 4.125% 6/30/28 (d)	13,223	11,934
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,380	1,404
6.875% 5/1/25	1,380	1,418
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	2,155	1,822
4.625% 3/1/28 (d)	9,665	8,824
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,350
5.5% 11/15/27	23,422	22,368
6.25% 3/15/26 (d)	10,225	10,221
6.375% 6/15/26	2,760	2,725
7.5% 3/15/27	1,582	1,594
8% 12/15/25 (d)	3,605	3,676
		90,287
Air Transportation - 0.5%
Air Canada 3.875% 8/15/26 (d)	2,030	1,878
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	9,205	9,024
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	1,242	1,255
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	4,155	4,248
		16,405
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	3,105	3,045
Ford Motor Credit Co. LLC 3.625% 6/17/31	3,945	3,281
		6,326
Automotive & Auto Parts - 1.8%
Dana, Inc.:
4.25% 9/1/30	1,115	944
5.375% 11/15/27	745	708
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.2657% 3/6/26 (e)(f)	3,910	3,941
2.3% 2/10/25	12,405	11,502
2.9% 2/10/29	6,905	5,759
3.375% 11/13/25	1,380	1,285
3.815% 11/2/27	4,080	3,682
4% 11/13/30	1,415	1,235
4.389% 1/8/26	2,765	2,654
4.95% 5/28/27	5,655	5,396
5.125% 6/16/25	1,385	1,361
6.95% 3/6/26	11,030	11,282
ZF North America Capital, Inc. 4.75% 4/29/25 (d)	3,320	3,202
		52,951
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,430	2,169
Broadcasting - 1.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	22,770	1,679
DISH Network Corp. 11.75% 11/15/27 (d)	7,125	7,404
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	1,650	1,269
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	4,065	3,242
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	5,800	5,163
4.125% 7/1/30 (d)	9,180	7,873
5.5% 7/1/29 (d)	6,685	6,265
TEGNA, Inc.:
4.625% 3/15/28	4,880	4,580
5% 9/15/29	1,775	1,672
Univision Communications, Inc.:
4.5% 5/1/29 (d)	5,615	4,831
6.625% 6/1/27 (d)	3,655	3,582
		47,560
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	1,486	1,414
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	5,595	4,813
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	3,455	3,156
6% 12/1/29 (d)	3,095	2,644
		12,027
Cable/Satellite TV - 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	11,784	9,817
4.25% 1/15/34 (d)	5,535	4,315
4.5% 8/15/30 (d)	14,630	12,501
4.5% 5/1/32	12,236	10,125
4.5% 6/1/33 (d)	19,465	15,815
4.75% 3/1/30 (d)	5,630	4,919
4.75% 2/1/32 (d)	7,980	6,783
5% 2/1/28 (d)	3,840	3,586
5.375% 6/1/29 (d)	4,390	4,061
CSC Holdings LLC:
3.375% 2/15/31 (d)	5,000	3,488
4.125% 12/1/30 (d)	2,939	2,173
4.5% 11/15/31 (d)	1,430	1,053
4.625% 12/1/30 (d)	17,824	10,539
5.375% 2/1/28 (d)	15,430	13,019
5.75% 1/15/30 (d)	3,475	2,189
7.5% 4/1/28 (d)	2,935	2,146
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	1,355	1,227
DISH DBS Corp. 5.75% 12/1/28 (d)	7,065	5,780
Dolya Holdco 18 DAC 5% 7/15/28 (d)	4,188	3,801
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	4,479	3,430
6.5% 9/15/28 (d)	19,428	10,122
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	7,800	7,246
Ziggo BV 4.875% 1/15/30 (d)	5,505	4,795
		142,930
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (d)	4,685	4,155
Regal Rexnord Corp.:
6.05% 2/15/26 (d)	4,150	4,217
6.05% 4/15/28 (d)	2,765	2,807
6.3% 2/15/30 (d)	2,765	2,819
Vertical Holdco GmbH 7.625% 7/15/28 (d)	5,610	4,989
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	12,934	11,971
		30,958
Chemicals - 3.5%
CVR Partners LP 6.125% 6/15/28 (d)	5,120	4,634
Element Solutions, Inc. 3.875% 9/1/28 (d)	6,534	5,783
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	4,440	4,030
7% 12/31/27 (d)	1,080	941
LSB Industries, Inc. 6.25% 10/15/28 (d)	4,980	4,487
Methanex Corp.:
5.125% 10/15/27	11,101	10,574
5.65% 12/1/44	6,414	5,271
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	5,020	4,315
4.875% 6/1/24 (d)	4,330	4,265
5% 5/1/25 (d)	2,270	2,183
5.25% 6/1/27 (d)	9,500	8,836
Nufarm Australia Ltd. 5% 1/27/30 (d)	6,520	5,916
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	5,155	4,324
6.25% 10/1/29 (d)	5,435	4,511
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,935	3,634
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,785	1,491
5.375% 5/15/27	10,144	9,378
5.75% 11/15/28 (d)	13,025	11,869
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	9,670	8,060
		104,502
Consumer Products - 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	740	681
Mattel, Inc.:
3.375% 4/1/26 (d)	2,870	2,676
3.75% 4/1/29 (d)	8,300	7,457
Newell Brands, Inc.:
4.45% 4/1/26	1,380	1,311
6.375% 9/15/27	1,380	1,387
		13,512
Containers - 0.9%
Ball Corp. 4.875% 3/15/26	4,150	4,088
Berry Global, Inc. 4.875% 7/15/26 (d)	2,210	2,153
BWAY Holding Co. 7.875% 8/15/26 (d)(g)	4,120	4,156
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	2,160	1,870
Sealed Air Corp.:
5% 4/15/29 (d)	5,450	5,230
6.125% 2/1/28 (d)	1,655	1,670
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	6,287	6,030
8.5% 8/15/27 (d)	3,156	3,034
		28,231
Diversified Financial Services - 4.1%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	11,430	7,372
3.625% 10/1/31 (d)	12,385	7,214
Hightower Holding LLC 6.75% 4/15/29 (d)	4,500	3,874
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	10,765	9,374
5.25% 5/15/27	30,900	28,853
6.25% 5/15/26	16,461	16,171
6.375% 12/15/25	3,120	3,093
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)	980	831
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	3,635	3,020
MSCI, Inc.:
3.25% 8/15/33 (d)	2,825	2,317
3.625% 9/1/30 (d)	5,655	4,922
OneMain Finance Corp.:
3.5% 1/15/27	8,300	7,221
3.875% 9/15/28	14,215	11,941
6.875% 3/15/25	4,965	4,949
7.125% 3/15/26	11,800	11,723
		122,875
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	9,443	7,177
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	1,827	1,425
		8,602
Energy - 13.1%
Altus Midstream LP 5.875% 6/15/30 (d)	3,635	3,453
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)	1,375	1,334
7.875% 5/15/26 (d)	1,375	1,411
Apache Corp. 4.25% 1/15/30	1,960	1,793
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	6,465	5,754
California Resources Corp. 7.125% 2/1/26 (d)	1,930	1,878
Centennial Resource Production LLC:
5.875% 7/1/29 (d)	7,855	7,344
7.75% 2/15/26 (d)	660	660
Cheniere Energy Partners LP:
3.25% 1/31/32	5,655	4,721
4% 3/1/31	2,745	2,463
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	6,098	5,975
CNX Resources Corp. 7.375% 1/15/31 (d)	1,580	1,537
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	6,180	5,299
6.75% 3/1/29 (d)	8,655	7,984
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	27,398	26,185
5.75% 4/1/25	9,692	9,555
6% 2/1/29 (d)	12,181	11,556
7.375% 2/1/31 (d)	2,760	2,777
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,510	2,299
5.625% 10/15/25 (d)	560	546
CVR Energy, Inc.:
5.25% 2/15/25 (d)	9,749	9,408
5.75% 2/15/28 (d)	5,483	5,017
Delek Logistics Partners LP 7.125% 6/1/28 (d)	7,880	7,228
DT Midstream, Inc.:
4.125% 6/15/29 (d)	4,090	3,589
4.375% 6/15/31 (d)	1,375	1,203
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,630	1,593
EnLink Midstream Partners LP 4.85% 7/15/26	2,485	2,409
EQM Midstream Partners LP:
4% 8/1/24	2,745	2,656
6% 7/1/25 (d)	355	350
6.5% 7/1/27 (d)	4,947	4,858
7.5% 6/1/27 (d)	1,735	1,735
7.5% 6/1/30 (d)	1,735	1,733
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	4,610	4,350
Harvest Midstream I LP 7.5% 9/1/28 (d)	2,365	2,327
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,880	1,647
5.125% 6/15/28 (d)	7,610	7,167
5.625% 2/15/26 (d)	4,705	4,659
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,960	1,823
6.25% 11/1/28 (d)	1,960	1,883
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	4,080	3,800
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(h)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	34,475	31,723
6.75% 9/15/25 (d)	35,507	33,967
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	4,350	4,131
Occidental Petroleum Corp.:
5.5% 12/1/25	6,915	6,962
5.55% 3/15/26	830	838
5.875% 9/1/25	4,195	4,246
6.125% 1/1/31	4,795	5,004
6.625% 9/1/30	6,440	6,837
7.5% 5/1/31	6,195	6,892
7.875% 9/15/31	1,135	1,285
8.875% 7/15/30	4,715	5,552
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	1,900	1,691
4.95% 7/15/29 (d)	4,294	3,881
6.875% 4/15/40 (d)	1,598	1,354
SM Energy Co. 5.625% 6/1/25	5,210	5,106
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,156
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	525	507
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,608
5.875% 3/15/28	4,990	4,890
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,990	2,642
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	9,865	9,085
6% 3/1/27 (d)	20,467	19,405
6% 12/31/30 (d)	9,160	8,343
6% 9/1/31 (d)	9,425	8,483
7.5% 10/1/25 (d)	4,360	4,414
Teine Energy Ltd. 6.875% 4/15/29 (d)	745	696
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,365	2,398
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	494	500
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,380	1,422
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,157	2,141
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	544	549
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,550	2,531
Transocean, Inc. 8.75% 2/15/30 (d)	3,585	3,696
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	6,215	5,531
4.125% 8/15/31 (d)	5,475	4,854
6.25% 1/15/30 (d)	4,150	4,228
Western Gas Partners LP 3.35% 2/1/25	4,945	4,722
		392,229
Environmental - 1.1%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	1,305	1,329
Covanta Holding Corp. 4.875% 12/1/29 (d)	5,180	4,526
Darling Ingredients, Inc. 6% 6/15/30 (d)	2,155	2,144
GFL Environmental, Inc.:
3.75% 8/1/25 (d)	2,765	2,627
5.125% 12/15/26 (d)	2,765	2,690
Madison IAQ LLC:
4.125% 6/30/28 (d)	6,715	5,911
5.875% 6/30/29 (d)	10,130	8,036
Stericycle, Inc.:
3.875% 1/15/29 (d)	6,570	5,829
5.375% 7/15/24 (d)	1,385	1,372
		34,464
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	18,658	16,093
4.875% 2/15/30 (d)	6,320	5,813
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	10,274	4,469
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,435	1,201
		27,576
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5% 12/15/28 (d)	7,875	6,074
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	11,855	10,684
Performance Food Group, Inc. 5.5% 10/15/27 (d)	542	522
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,666	3,226
5.5% 12/15/29 (d)	3,587	3,326
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	11,870	10,353
TreeHouse Foods, Inc. 4% 9/1/28	2,065	1,722
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	16,125	12,799
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	2,045	1,831
4.75% 2/15/29 (d)	2,520	2,305
		52,842
Gaming - 1.3%
Affinity Gaming LLC 6.875% 12/15/27 (d)	10,355	9,270
Caesars Entertainment, Inc.:
7% 2/15/30 (d)(g)	3,300	3,358
8.125% 7/1/27 (d)	6,319	6,414
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	5,390	4,474
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,921	3,946
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,400	2,232
Station Casinos LLC 4.5% 2/15/28 (d)	4,745	4,272
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	5,156	4,871
		38,837
Healthcare - 7.2%
1375209 BC Ltd. 9% 1/30/28 (d)	3,606	3,593
180 Medical, Inc. 3.875% 10/15/29 (d)	5,715	5,065
AMN Healthcare 4% 4/15/29 (d)	8,354	7,247
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	10,440	9,177
4.625% 7/15/28 (d)	3,355	3,162
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	4,151	3,248
14% 10/15/30 (d)	1,272	794
Catalent Pharma Solutions 3.5% 4/1/30 (d)	2,900	2,399
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	2,975	2,650
4% 3/15/31 (d)	2,475	2,184
4.25% 5/1/28 (d)	768	711
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	10,365	7,929
5.25% 5/15/30 (d)	19,665	15,868
5.625% 3/15/27 (d)	13,825	12,238
6% 1/15/29 (d)	6,140	5,389
6.125% 4/1/30 (d)	7,445	4,475
6.875% 4/15/29 (d)	9,010	5,699
8% 3/15/26 (d)	3,135	3,026
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	5,375	4,813
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,170	1,687
4.625% 6/1/30 (d)	17,405	14,664
Embecta Corp. 5% 2/15/30 (d)	2,745	2,261
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	7,652	6,654
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,705	3,317
Hologic, Inc.:
3.25% 2/15/29 (d)	6,190	5,446
4.625% 2/1/28 (d)	134	128
Jazz Securities DAC 4.375% 1/15/29 (d)	4,925	4,493
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	2,030	1,759
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	3,370	2,899
Mozart Borrower LP 3.875% 4/1/29 (d)	1,375	1,176
Option Care Health, Inc. 4.375% 10/31/29 (d)	2,765	2,388
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	17,765	16,068
5.125% 4/30/31 (d)	820	740
Owens & Minor, Inc. 4.5% 3/31/29 (d)	2,610	2,126
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	5,590	4,947
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	3,955	3,227
Teleflex, Inc. 4.25% 6/1/28 (d)	1,540	1,421
Tenet Healthcare Corp.:
4.25% 6/1/29	10,395	9,256
4.375% 1/15/30	4,965	4,414
4.625% 6/15/28	8,758	8,122
6.125% 10/1/28	11,765	11,001
6.125% 6/15/30 (d)	6,675	6,479
6.25% 2/1/27 (d)	3,134	3,016
		217,356
Homebuilders/Real Estate - 4.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,515	2,100
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,300	2,850
4.375% 2/1/31 (d)	3,300	2,742
Kennedy-Wilson, Inc. 4.75% 2/1/30	7,345	6,025
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	10,750	7,525
4.625% 8/1/29	7,355	5,719
5% 10/15/27	28,110	23,762
Railworks Holdings LP 8.25% 11/15/28 (d)	5,035	4,662
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	1,005	919
5.625% 3/1/24 (d)	1,375	1,370
TopBuild Corp. 4.125% 2/15/32 (d)	9,350	7,933
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	19,235	15,729
6.5% 2/15/29 (d)	54,180	37,655
		118,991
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	11,850	9,951
3.75% 5/1/29 (d)	215	191
4% 5/1/31 (d)	6,635	5,749
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	4,395	4,054
		19,945
Insurance - 0.8%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	12,485	11,442
AmWINS Group, Inc. 4.875% 6/30/29 (d)	9,780	8,579
AssuredPartners, Inc. 5.625% 1/15/29 (d)	3,295	2,818
		22,839
Leisure - 2.5%
Carnival Corp.:
5.75% 3/1/27 (d)	9,300	7,719
6% 5/1/29 (d)	9,830	7,766
6.65% 1/15/28	750	577
7.625% 3/1/26 (d)	11,060	10,065
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	3,585	2,833
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	2,175	1,881
7.75% 2/15/29 (d)	4,840	4,152
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,660	1,349
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	10,620	9,213
5.375% 7/15/27 (d)	3,900	3,393
5.5% 8/31/26 (d)	10,740	9,612
5.5% 4/1/28 (d)	12,495	10,746
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,605	1,372
Voc Escrow Ltd. 5% 2/15/28 (d)	3,550	3,121
		73,799
Metals/Mining - 1.2%
Arconic Corp. 6% 5/15/25 (d)	1,380	1,366
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)	550	514
Constellium NV 5.875% 2/15/26 (d)	610	602
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,505	1,358
ERO Copper Corp. 6.5% 2/15/30 (d)	7,950	6,762
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	2,210	2,124
6.875% 10/15/27 (d)	9,420	9,085
7.5% 4/1/25 (d)	2,205	2,172
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	1,375	1,209
4.5% 9/15/27 (d)	1,595	1,523
5.125% 5/15/24 (d)	1,115	1,107
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	2,225	2,050
Mineral Resources Ltd. 8.5% 5/1/30 (d)	3,355	3,466
PMHC II, Inc. 9% 2/15/30 (d)	5,155	3,973
		37,311
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	3,020	2,497
6% 6/15/27 (d)	4,690	4,684
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,950	1,917
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,010	943
Glatfelter Corp. 4.75% 11/15/29 (d)	3,520	2,464
SPA Holdings 3 OY 4.875% 2/4/28 (d)	5,695	4,871
		17,376
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	4,070	3,832
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	3,940	3,280
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,316	6,228
Garden SpinCo Corp. 8.625% 7/20/30 (d)	1,415	1,514
Yum! Brands, Inc. 4.625% 1/31/32	8,980	8,194
		15,936
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (d)	3,320	2,956
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	7,028	6,542
AECOM 5.125% 3/15/27	1,845	1,813
APX Group, Inc. 6.75% 2/15/27 (d)	2,720	2,666
Aramark Services, Inc. 6.375% 5/1/25 (d)	6,350	6,352
ASGN, Inc. 4.625% 5/15/28 (d)	4,615	4,210
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	8,250	7,464
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	20,855	17,044
CoreCivic, Inc.:
4.75% 10/15/27	12,799	11,190
8.25% 4/15/26	24,050	24,590
Fair Isaac Corp. 4% 6/15/28 (d)	5,065	4,703
Gartner, Inc.:
3.625% 6/15/29 (d)	2,550	2,290
3.75% 10/1/30 (d)	1,885	1,671
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	19,014	18,703
Korn Ferry 4.625% 12/15/27 (d)	1,015	954
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	6,665	6,141
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	5,640	5,482
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	2,770	2,715
Service Corp. International:
4% 5/15/31	6,490	5,675
5.125% 6/1/29	5,213	4,992
Sotheby's 7.375% 10/15/27 (d)	6,685	6,421
The GEO Group, Inc. 9.5% 12/31/28 (d)	3,435	3,323
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,560	7,188
Uber Technologies, Inc. 4.5% 8/15/29 (d)	680	605
United Rentals North America, Inc. 6% 12/15/29 (d)	1,375	1,396
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,077	8,376
		165,462
Steel - 0.4%
Commercial Metals Co.:
3.875% 2/15/31	1,655	1,433
4.125% 1/15/30	4,160	3,723
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	7,505	6,763
		11,919
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,318
Carvana Co.:
4.875% 9/1/29 (d)	3,820	1,700
5.5% 4/15/27 (d)	4,845	2,180
5.875% 10/1/28 (d)	2,535	1,103
10.25% 5/1/30 (d)	715	383
EG Global Finance PLC:
6.75% 2/7/25 (d)	8,108	7,515
8.5% 10/30/25 (d)	9,878	9,310
Hanesbrands, Inc. 4.875% 5/15/26 (d)	740	689
LBM Acquisition LLC 6.25% 1/15/29 (d)	5,580	4,241
Levi Strauss & Co. 3.5% 3/1/31 (d)	5,730	4,785
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	3,550	2,960
7.875% 5/1/29 (d)	2,730	2,075
Nordstrom, Inc.:
4.25% 8/1/31	4,150	3,116
4.375% 4/1/30	2,760	2,214
Sally Holdings LLC 5.625% 12/1/25	3,045	2,999
Wolverine World Wide, Inc. 4% 8/15/29 (d)	8,395	6,768
		53,356
Technology - 5.8%
Acuris Finance U.S. 5% 5/1/28 (d)	11,710	9,566
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	1,845	1,529
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	8,405	7,459
Block, Inc.:
2.75% 6/1/26	1,375	1,250
3.5% 6/1/31	1,115	931
Broadcom, Inc.:
2.45% 2/15/31 (d)	5,210	4,277
2.6% 2/15/33 (d)	4,040	3,174
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,955	1,744
4.875% 7/1/29 (d)	1,975	1,738
Coherent Corp. 5% 12/15/29 (d)	6,960	6,321
CommScope, Inc. 4.75% 9/1/29 (d)	3,600	2,996
Crowdstrike Holdings, Inc. 3% 2/15/29	1,360	1,167
Elastic NV 4.125% 7/15/29 (d)	4,275	3,658
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	11,185	10,483
5.95% 6/15/30 (d)	8,335	8,004
Entegris, Inc. 3.625% 5/1/29 (d)	2,550	2,175
Gartner, Inc. 4.5% 7/1/28 (d)	4,490	4,265
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (d)	3,615	3,126
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	9,345	8,002
Match Group Holdings II LLC 4.125% 8/1/30 (d)	360	310
MicroStrategy, Inc. 6.125% 6/15/28 (d)	11,700	9,874
onsemi 3.875% 9/1/28 (d)	3,675	3,353
Open Text Corp. 3.875% 12/1/29 (d)	10,960	9,115
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,385	2,850
4.125% 12/1/31 (d)	1,040	845
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	7,610	4,576
5.375% 12/1/28 (d)	51,444	18,954
Roblox Corp. 3.875% 5/1/30 (d)	4,035	3,407
Sensata Technologies BV 4% 4/15/29 (d)	3,440	3,083
TTM Technologies, Inc. 4% 3/1/29 (d)	18,640	16,287
Twilio, Inc. 3.875% 3/15/31	3,285	2,711
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	7,195	7,298
8% 11/1/26 (d)	9,595	9,822
		174,350
Telecommunications - 8.5%
Altice Financing SA:
5% 1/15/28 (d)	7,363	6,261
5.75% 8/15/29 (d)	16,745	14,067
Altice France Holding SA 6% 2/15/28 (d)	15,943	10,722
Altice France SA:
5.125% 1/15/29 (d)	16,614	13,021
5.125% 7/15/29 (d)	5,655	4,421
5.5% 1/15/28 (d)	5,700	4,734
5.5% 10/15/29 (d)	50	39
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	47,522	45,201
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,199	1,869
5.625% 9/15/28 (d)	1,290	990
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,395	1,797
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	5,510	5,009
5.875% 10/15/27 (d)	3,283	3,135
5.875% 11/1/29	6,414	5,229
8.75% 5/15/30 (d)	4,055	4,202
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	8,320	7,555
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)	2,555	2,224
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,904	3,649
4.25% 7/1/28 (d)	12,615	9,997
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	17,340	11,661
Millicom International Cellular SA:
4.5% 4/27/31 (d)	7,907	6,693
5.125% 1/15/28 (d)	3,560	3,179
Sable International Finance Ltd. 5.75% 9/7/27 (d)	1,577	1,490
SBA Communications Corp. 3.125% 2/1/29	4,140	3,507
Sprint Corp.:
7.125% 6/15/24	11,040	11,274
7.625% 2/15/25	4,140	4,297
7.625% 3/1/26	9,410	9,953
7.875% 9/15/23	2,745	2,786
Telecom Italia Capital SA:
6% 9/30/34	3,477	2,773
7.2% 7/18/36	5,009	4,255
7.721% 6/4/38	995	858
Uniti Group, Inc. 6% 1/15/30 (d)	17,315	11,477
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	12,830	11,066
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	1,079	902
Windstream Escrow LLC 7.75% 8/15/28 (d)	22,945	18,575
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	4,245	3,375
6.125% 3/1/28 (d)	3,438	2,364
		254,607
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	9,010	7,618
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,460	1,263
		8,881
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (d)	4,050	4,028
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,635	2,221
Seaspan Corp. 5.5% 8/1/29 (d)	14,205	10,791
		17,040
Utilities - 2.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	4,505	3,806
4.75% 3/15/28 (d)	1,540	1,453
DPL, Inc. 4.125% 7/1/25	2,430	2,314
EnLink Midstream Partners LP 4.15% 6/1/25	1,385	1,334
Global Partners LP/GLP Finance Corp. 7% 8/1/27	7,411	7,116
NRG Energy, Inc.:
3.375% 2/15/29 (d)	6,240	5,159
5.25% 6/15/29 (d)	5,350	4,828
PG&E Corp.:
5% 7/1/28	14,760	13,831
5.25% 7/1/30	23,760	21,859
Pike Corp. 5.5% 9/1/28 (d)	8,587	7,579
Vertiv Group Corp. 4.125% 11/15/28 (d)	585	507
Vistra Operations Co. LLC:
5% 7/31/27 (d)	8,646	8,137
5.625% 2/15/27 (d)	6,375	6,157
		84,080
TOTAL NONCONVERTIBLE BONDS		2,525,643
TOTAL CORPORATE BONDS (Cost $2,970,927)		2,595,608

Common Stocks - 2.5%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	31,300	3,540
Cable/Satellite TV - 0.2%
Altice U.S.A., Inc. Class A (i)	267,294	1,310
Charter Communications, Inc. Class A (i)	9,200	3,536
TOTAL CABLE/SATELLITE TV		4,846
Capital Goods - 0.1%
Regal Rexnord Corp.	22,700	3,160
Energy - 0.8%
California Resources Corp. warrants 10/27/24 (i)	4,683	51
Forbes Energy Services Ltd. (c)(i)	47,062	0
Jonah Energy Parent LLC (c)(i)	212,612	11,976
Mesquite Energy, Inc. (c)(i)	213,506	12,787
TOTAL ENERGY		24,814
Food & Drug Retail - 1.0%
Southeastern Grocers, Inc. (b)(c)(i)	1,235,303	28,696
Gaming - 0.1%
Caesars Entertainment, Inc. (i)	87,086	4,534
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(i)	1	0
GTT Communications, Inc. (c)	113,281	1,399
TOTAL TELECOMMUNICATIONS		1,399
Utilities - 0.2%
EQT Corp.	167,700	5,479
TOTAL COMMON STOCKS (Cost $45,049)		76,468

Bank Loan Obligations - 4.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(j)	4,991	4,489
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(j)	11,482	866
Gray Television, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.8687% 1/2/26 (e)(f)(j)	1,375	1,368
TOTAL BROADCASTING		6,723
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(f)(j)	5,429	4,364
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (c)(e)(f)(j)	6,597	6,366
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (e)(f)(j)	4,955	4,733
TOTAL CHEMICALS		11,099
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(f)(j)	5,990	5,759
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (e)(f)(j)	4,106	3,948
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(j)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(j)	1,690	0
TOTAL ENERGY		9,707
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6614% 11/23/27 (e)(f)(j)	9,181	7,150
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 12/13/26 (e)(f)(j)	346	333
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(f)(j)	2,015	1,964
TOTAL HEALTHCARE		9,447
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (e)(f)(j)	830	829
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8174% 4/25/25 (e)(f)(j)	4,592	4,584
TOTAL INSURANCE		5,413
Leisure - 0.5%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 7/21/28 (e)(f)(j)	14,797	14,205
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (e)(f)(j)	5,099	5,003
Services - 1.0%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (e)(f)(j)	610	527
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (e)(f)(j)	5,602	5,334
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (e)(f)(j)	11,695	10,896
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(j)	6,865	6,281
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(j)	8,745	6,870
TOTAL SERVICES		29,908
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (e)(f)(j)	6,664	6,543
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (e)(f)(j)	13,564	12,222
TOTAL SUPER RETAIL		18,765
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (e)(f)(j)	7,420	7,018
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(k)	909	860
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(f)(j)	1,575	1,551
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(j)	4,393	4,317
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 8/27/25 (e)(f)(j)	1,954	1,948
TOTAL TECHNOLOGY		15,694
Telecommunications - 0.2%
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (e)(j)	5,419	4,263
13.6802% 6/3/28 (e)(j)	4,296	1,933
TOTAL TELECOMMUNICATIONS		6,196
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (e)(f)(j)	10,302	10,282
TOTAL BANK LOAN OBLIGATIONS (Cost $160,221)		146,806

Other - 1.4%
	Shares	Value ($) (000s)
Other - 1.4%
Fidelity Private Credit Central Fund LLC (b)(l) (Cost $40,612)	4,092,622	40,640

Money Market Funds - 3.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (m) (Cost $112,431)	112,408,105	112,431

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $3,329,240)	2,971,953
NET OTHER ASSETS (LIABILITIES) - 1.0%	29,407
NET ASSETS - 100.0%	3,001,360

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,667,000 or 3.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,948,180,000 or 64.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,592,000 and $1,506,000, respectively.

(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	40,666

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,682

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,899

Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	69,623	742,171	699,363	2,360	-	-	112,431	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	-	562	562	-	-	-	-	0.0%
Total	69,623	742,733	699,925	2,360	-	-	112,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	14,951	30,466	4,674	1,809	(117)	14	40,640
	14,951	30,466	4,674	1,809	(117)	14	40,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.